Accounting principles and scope of consolidation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Reconcilation between the Non-cancellable Operating Lease

The following table presents the reconciliation between the non-cancellable operating lease commitments reported as of December 31, 2018 and the lease liabilities recognized on January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 4.9%.

(in USD ’000)	Total
unaudited
Operating lease commitments disclosed as at December 31, 2018	3,074
Discounted using the Group’s incremental borrowing rate at the date of initial application	2,772
(Less): short-term and low-value leases recognized on a straight-line basis as expense	(37)
(Less): adjustments relating to changes in the index or rate affecting variable payments	(28)

Lease liability recognized as at January 1, 2019	2,707

Of which are:
Current lease liabilities	577
Non-current lease liabilities	2,130